Income Taxes - Income Tax Expense (Benefit) at Company's Effective Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income (loss) before income taxes	$ (51,926)	$ 6,905	$ 120,818	$ 238,571	$ 46,524	$ (55,061)	$ 10,575	$ 775	$ 8,260	$ (22,961)	$ 285,095	$ 412,818	$ (35,451)	$ (6,133)
Tax provision at statutory tax rate of 35%												144,486	(12,408)	(2,147)
Effect of:
Impact of loss of REIT qualification														62,660
State and local income tax												12,828	(1,266)	(1,311)
Permanent acquisition costs													610
Contingent purchase price												1,680
Other												357	(253)	1,062
Total income tax expense (benefit)	$ (38,997)	$ (2,892)	$ 48,129	$ 95,339	$ 18,775	$ (20,953)	$ 4,164	$ 347	$ 3,125	$ (27,409)	$ 114,114	$ 159,351	$ (13,317)	$ 60,264